Stockholders' Equity (Deficit) - Other Details (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2022 shares	Sep. 30, 2022 shares	Mar. 31, 2023 shares	Dec. 16, 2022	Sep. 30, 2021 shares
Stockholders' Equity (Deficit)
Convertible preferred shares outstanding	0	41,883,053	0		125,343,885
APHC
Stockholders' Equity (Deficit)
Exchange ratio				0.22816
APHC | Series C Warrants 2020 [Member]
Stockholders' Equity (Deficit)
Warrants exercised on preferred shares	539,627
Preferred shares conversion ratio	1
Exchange ratio	0.22816
Sector 42 Technologies, Inc and CubeWerx Inc
Stockholders' Equity (Deficit)
Issuance of Ordinary Shares as consideration for CubeWerx and Sector 42 acquisition		539,233